AMOUNTS PAYABLE AND OTHER LIABILITIES	12 Months Ended
Jul. 31, 2024
AMOUNTS PAYABLE AND OTHER LIABILITIES	6. AMOUNTS PAYABLE AND OTHER LIABILITIES
July 31, 2024		July 31, 2023
Amounts payable	$226,060	$23,121
Accrued liabilities	77,633	-
	$303,693	$23,121